Note 17 - Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Total capital to risk weighted assets actual amount	$ 455,813	$ 403,419
Total capital to risk weighted assets actual ratio	0.139	0.143
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 261,404	$ 225,405
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.080	0.080
Well capitalized amount	$ 326,755	$ 281,757
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 415,226	$ 368,150
Tier 1 capital to risk weighted assets actual ratio	0.127	0.131
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 196,052	$ 169,055
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 261,403	$ 225,406
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 415,226	$ 368,150
Common equity Tier 1 capital to risk weighted assets actual ratio	12.70%	13.10%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 147,039	$ 126,791
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	4.50%	4.50%
Tier 1 capital to average assets actual amount	$ 415,226	$ 368,150
Tier 1 capital to average assets actual ratio	0.108	0.112
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 154,280	$ 131,996
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Wilson Bank [Member]
Total capital to risk weighted assets actual amount	$ 452,130	$ 400,235
Total capital to risk weighted assets actual ratio	0.138	0.142
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 261,317	$ 225,337
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.080	0.080
Well capitalized amount	$ 326,646	$ 281,671
Total capital to risk weighted assets regulatory minimum capital requirement well capitalized ratio	0.100	0.100
Tier 1 capital to risk weighted assets actual amount	$ 411,543	$ 364,976
Tier 1 capital to risk weighted assets actual ratio	0.126	0.130
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 195,987	$ 169,003
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.060	0.060
Tier 1 capital to risk well capitalized amount	$ 261,316	$ 225,337
Tier 1 capital to risk weighted assets regulatory well capitalized ratio	0.080	0.080
Common equity Tier 1 capital to risk weighted assets actual amount	$ 411,543	$ 364,976
Common equity Tier 1 capital to risk weighted assets actual ratio	12.60%	13.00%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 146,990	$ 126,752
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	4.50%	4.50%
Common equity Tier 1 capital to risk weighted assets regulatory well capitalized	$ 212,319	$ 183,087
Common equity Tier 1 capital to risk weighted assets well capitalized ratio	6.5	6.5
Tier 1 capital to average assets actual amount	$ 411,543	$ 364,976
Tier 1 capital to average assets actual ratio	0.107	0.111
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 154,230	$ 131,959
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040	0.040
Tier 1 capital to average assets well capitalized	$ 192,787	$ 164,949
Tier 1 capital to average assets well capitalized ratio (as a percent)	0.050	0.050